Note 7 - Long-term Debt (Details Textual)														6 Months Ended		12 Months Ended
	Mar. 04, 2026 USD ($)	Feb. 06, 2026 USD ($)	Sep. 12, 2025 USD ($)	Sep. 02, 2025 USD ($)	Aug. 12, 2025 USD ($)	Jul. 24, 2025 USD ($)	Jul. 09, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 24, 2025 USD ($)	Dec. 20, 2024 USD ($)	Dec. 12, 2024 USD ($)	Dec. 10, 2024 USD ($)	Dec. 03, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Apr. 16, 2025 USD ($)	Dec. 09, 2024 USD ($)	Dec. 02, 2024 USD ($)
Long-Term Debt, Gross														$ 139,359,000		$ 157,555,000
Long-Term Debt, Current Maturities														16,369,000		$ 14,995,000
Interest Expense, Debt														$ 3,931,000	$ 3,197,000
Minimum [Member]
Term Loan, Value Maintenance Clauses														115.00%
Maximum [Member]
Term Loan, Value Maintenance Clauses														120.00%
Loans Payable [Member]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time														5.30%		5.40%
Loans Payable [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period														5.26%		5.29%
Loans Payable [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period														5.31%		5.54%
Loans Payable [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount																			$ 150,147,000
Proceeds from Issuance of Long-Term Debt													$ 147,709,000
Repayments of Long-Term Debt	$ 7,273,300	$ 3,458,400			$ 3,405,900				$ 61,668,000
Long-Term Debt, Gross														$ 53,419,000		$ 67,247,000
Debt Instrument, Periodic Payment														1,452,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														33,086,800
Loans Payable [Member] | Silkstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount																		$ 34,911,000
Proceeds from Issuance of Long-Term Debt												$ 34,611,000
Repayments of Long-Term Debt									19,360,000
Long-Term Debt, Gross														12,308,000		13,108,000
Debt Instrument, Periodic Payment														400,300
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														6,704,000
Long-Term Debt, Current Maturities														2,754,200
Loans Payable [Member] | Andati Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount											$ 84,931,000
Proceeds from Issuance of Long-Term Debt											$ 84,931,000
Repayments of Long-Term Debt			$ 10,360,600	$ 1,222,900		$ 4,137,500			20,278,000
Long-Term Debt, Gross														40,790,000		42,992,000
Debt Instrument, Periodic Payment														1,100,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 25,377,200
Debt Instrument, Number of Tranches											3			3
Loans Payable [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Debt Instrument, Face Amount										$ 72,000,000
Proceeds from Issuance of Long-Term Debt										$ 72,000,000
Repayments of Long-Term Debt								$ 1,230,700	$ 48,919,000
Long-Term Debt, Gross														$ 18,403,000		19,195,000
Debt Instrument, Number of Tranches										2
Loans Payable [Member] | Costamare Bulkers Ships Inc. Loan Agreement Entered 2025 [Member]
Debt Instrument, Face Amount																	$ 100,000,000
Proceeds from Issuance of Long-Term Debt							$ 15,300,000
Long-Term Debt, Gross														14,439,000		$ 15,013,000
Debt Instrument, Periodic Payment														286,900
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														8,415,000
Loans Payable, Tranche A [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross														5,644,000
Debt Instrument, Periodic Payment														133,400
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														3,777,000
Loans Payable, Tranche B [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross														12,759,000
Debt Instrument, Periodic Payment														262,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 8,034,000